Operating Asset Impairments (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Nonrecurring Fair Value Measurements

Information regarding the nonrecurring fair value measurements completed during the quarter ended October 3, 2010 was (in thousands):

		Fair Value Measurement Using*
	Fair Value as of Measurement Date	Level 1	Level 2	Level 3	Impairment Charge
Goodwill	$—	$—	$—	$—	$8,633

Existing technology	$3,834	$—	$—	$3,834	$4,927
Customer relationships	1,458	—	—	1,458	5,343
In-process research and development	1,435	—	—	1,435	2,475

	$6,727	$—	$—	$6,727	$12,745

*	Note 3—See Cash and Cash Equivalents, Investments and Fair Value Measurements for explanation of Levels 1, 2, and 3.

Changes in the Carrying Value of Goodwill

The changes in the carrying value of goodwill were as follows (in thousands):

Goodwill as of December 28, 2008	$—
Acquisition of BBA Product Line	8,633

Goodwill as of January 3, 2010	8,633
Impairment	(8,633)

Goodwill as of January 2, 2011 and January 1, 2012	$—